SCHEDULE OF LAND, BUILDING, NET AND CONSTRUCTION IN PROCESS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Useful life of asset	20 years	20 years
Less: Accumulated depreciation	$ (749,430)	$ (184,393)	$ (132,254)
Buildings, net	1,841,991	863,745	915,884
Land - Emerald Grove [Member]
Property, Plant and Equipment [Line Items]
Land and buildings, gross	203,419	203,419	203,419
Land - Rancho Costa Verde Development [Member]
Property, Plant and Equipment [Line Items]
Land and buildings, gross	1,183,646
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Land and buildings, gross	$ 8,269	$ 1,877	2,682
Useful life of asset	5 years	5 years
Building - Emerald Grove & RCVD [Member]
Property, Plant and Equipment [Line Items]
Land and buildings, gross	$ 2,591,421	$ 1,048,138	1,048,138
Useful life of asset	20 years	20 years
Land Held For Sale Oasis Park [Member]
Property, Plant and Equipment [Line Items]
Land and buildings, gross			647,399
Construction In Process Divino Bajamar [Member]
Property, Plant and Equipment [Line Items]
Land and buildings, gross			$ 852,020